KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2022
KEY MANAGEMENT COMPENSATION

NOTE 32 — KEY MANAGEMENT COMPENSATION

The following tables set forth information regarding compensation awarded to or earned by our Executive Officers and Board of Directors during the years ended December 31, 2022 and 2021:

	2022			2021
	Salary	Stock Based	Total	Salary	Stock Based	Total
Key management compensation	$1,184,506	$553,987	$1,738,493	$975,110	$43,640	$1,018,750